LEASE (Tables)	6 Months Ended
Dec. 31, 2022
LEASE
Schedule of right of use leased assets and lease liability from beginning of year to end of year

Right-of-use leased asset	12/31/2022	06/30/2022
Book value at the beginning of the period/year	15,828,032	3,688,150
Additions of the period/year	154,225	10,429,919
Additions from business combination	3,005,000	—
Disposals	(646,386)	—
Exchange differences	287,852	1,709,963
Book value at the end of the period/year	18,628,723	15,828,032

Depreciation	12/31/2022	06/30/2022
Book value at the beginning of the period/year	3,684,006	2,360,490
Depreciation of the period/year	1,837,532	1,257,538
Disposals	(117,387)	—
Exchange differences	59,578	65,978
Accumulated depreciation at the end of the period/year	5,463,729	3,684,006
Total	13,164,994	12,144,026

Lease liability	12/31/2022	06/30/2022
Book value at the beginning of the period/year	11,751,284	1,140,717
Additions of the period/year	398,658	9,937,271
Additions from business combination	3,245,812	—
Interest expenses, exchange differences and inflation effects	46,805	1,708,060
Payments of the period/year	(1,553,958)	(1,034,764)
Total	13,888,601	11,751,284

Lease Liabilities	12/31/2022	06/30/2022
Non-current	10,880,795	10,338,380
Current	3,007,806	1,412,904
Total	13,888,601	11,751,284

Schedule of right-of-use leased assets

	12/31/2022	06/30/2022
Machinery and equipment	3,304,776	828,977
Vehicles	1,093,758	1,115,087
Equipment and computer software	891,294	742,382
Land and buildings	13,338,895	13,141,586
	18,628,723	15,828,032